Note 20 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	$ 14,011	$ 19,363	$ 23,039
TAIWAN, PROVINCE OF CHINA
Note 20 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	5,813	8,689	10,576
CHINA
Note 20 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	3,997	6,363	7,872
UNITED STATES
Note 20 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	4,162	4,188	4,388
Other Countries [Member]
Note 20 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	$ 39	$ 123	$ 203